Statement of cash flows, additional disclosures (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended	14 Months Ended
	Dec. 31, 2022	Oct. 31, 2021	Dec. 31, 2022	Oct. 31, 2022
Lease liabilities
Notes to the consolidated cash flow [Line Items]
Beginning balance	$ 51.8
Repayment of lease principal			$ (0.5)
Total changes from financing cash flows			(0.5)
New leases			1.8
Foreign exchange gain or (loss)	0.8
Total non-cash changes			2.6
Ending balance	53.9		53.9
Restoration
Notes to the consolidated cash flow [Line Items]
Beginning balance	0.4
Total non-cash changes			0.0
Ending balance	0.4		0.4
Convertible debt
Notes to the consolidated cash flow [Line Items]
Beginning balance	244.6
Total changes from financing cash flows			0.0
Accrued interest and accretion	(6.6)
Accrued interest paid in kind	12.4
Total non-cash changes			5.8
Ending balance	250.4		250.4
Conversion feature of convertible debt
Notes to the consolidated cash flow [Line Items]
Beginning balance	43.9
Total changes from financing cash flows			0.0
Fair value gain/loss on conversion feature of convertible debt	(21.4)
Total non-cash changes			(21.4)
Ending balance	22.5		22.5
Cash	110.6		110.6	$ 269.3
Cash equivalents	407.3		$ 407.3	$ 309.0
Repayment of lease principal	$ (0.5)	$ (0.6)